Accounts receivable	12 Months Ended
Dec. 31, 2023
Accounts receivable
Accounts receivable

5. Accounts receivable

As at December 31	2023	2022
Trade accounts receivable	$4,426	$5,525
Other accounts receivable	368	110
	$4,794	$5,635

As at December 31, 2023, there were three customers with amounts owing greater than 10% of the Company’s accounts receivable, which totaled 94% in aggregate (Customer A – 32%, Customer B – 16%, Customer C – 46%).

As at December 31, 2022, there were three customers with amounts owing greater than 10% of the Company’s accounts receivable, which totaled 97% in aggregate (Customer A – 41%, Customer B – 19%, Customer C – 37%).

During the year ended December 31, 2023, the Company did not record any write-offs of accounts receivable (2022 – $218; 2021 – $305). Write-offs in the prior years related to pricing adjustments on sales which were deemed to be uncollectible account receivable balances. The write-off expense during the prior years has been included within general and administrative expenses on the consolidated statement of net income (loss) and comprehensive income (loss).